Schedule of Investments

ARK Space Exploration & Innovation ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–94.0%

Aerospace & Defense - 35.2%
AeroVironment, Inc.*	202,648	$20,404,627
Airbus SE (France)	31,011	4,344,520
Archer Aviation, Inc., Class A*	1,915,167	3,792,031
Elbit Systems Ltd. (Israel)	26,647	4,897,985
HEICO Corp.	20,501	3,457,288
Kratos Defense & Security Solutions, Inc.*	1,579,393	20,374,170
L3Harris Technologies, Inc.	70,906	13,837,306
Lockheed Martin Corp.	7,116	3,305,026
Mynaric AG (Germany)*(a)	623,430	3,740,580
Rocket Lab USA, Inc.*	954,401	3,741,252
Spirit AeroSystems Holdings, Inc., Class A	156,713	4,663,779
Thales SA (France)	42,572	6,492,380
Total Aerospace & Defense		93,050,944

Air Freight & Logistics - 2.3%
JD Logistics, Inc. (China)*(b)	3,826,526	5,947,223

Broadline Retail - 2.3%
Amazon.com, Inc.*	56,606	5,969,103

Diversified Telecommunication - 9.0%
Iridium Communications, Inc.	373,332	23,695,382

Electronic Equipment, Instruments & Components - 9.3%
Teledyne Technologies, Inc.*	8,018	3,322,659
Trimble, Inc.*	453,449	21,357,448
Total Electronic Equipment, Instruments & Components		24,680,107

Household Durables - 1.9%
Garmin Ltd.	52,250	5,129,382

Industrial Conglomerates - 1.7%
Honeywell International, Inc.	21,968	4,390,085

Interactive Media & Services - 2.2%
Alphabet, Inc., Class C*	54,117	5,856,542

Machinery - 12.7%
3D Systems Corp.*	490,181	4,490,058
Deere & Co.	23,357	8,829,413
Komatsu Ltd. (Japan)	504,988	12,394,436
Markforged Holding Corp.*	2,887,487	2,815,011
Velo3D, Inc.*	2,085,428	4,879,901
Total Machinery		33,408,819

Passenger Airlines - 3.8%
Blade Air Mobility, Inc.*	1,765,006	4,624,316
Joby Aviation, Inc.*	1,264,309	5,474,458
Total Passenger Airlines		10,098,774

Semiconductors & Semiconductor Equipment - 3.3%
Teradyne, Inc.	95,792	8,753,473

Software - 10.1%
ANSYS, Inc.*	10,290	3,230,237
Dassault Systemes SE (France)	214,392	8,662,899
Synopsys, Inc.*	9,240	3,430,997
UiPath, Inc., Class A*	565,670	7,964,633
Unity Software, Inc.*	126,042	3,399,353
Total Software		26,688,119

Technology Hardware, Storage & Peripherals - 0.2%
Stratasys Ltd.*	38,946	559,265
Total Common Stocks
(Cost $382,621,252)		248,227,218

Investments	Shares	Value
EXCHANGE-TRADED FUND–5.8%

Equity Fund - 5.8%
The 3D Printing ETF*†
(Cost $27,009,950)	687,874	$15,171,061
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.70% (c)
(Cost $321,865)	321,865	321,865
Total Investments–99.9%
(Cost $409,953,067)		263,720,144
Other Assets in Excess of Liabilities–0.1%		318,798
Net Assets–100.0%		$264,038,942

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of April 30, 2023.

Schedule of Investments (continued)

ARK Space Exploration & Innovation ETF

April 30, 2023 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2023	Value ($) at 4/30/2023
Exchange-Traded Fund — 5.8%
Equity Fund — 5.8%
The 3D Printing ETF
17,689,955	–	(1,640,827)	(1,308,722)	430,655	–	–	687,874	15,171,061
$17,689,955	$–	$(1,640,827)	$(1,308,722)	$430,655	$–	$–	687,874	$15,171,061

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2023, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$248,227,218	$–	$–	$248,227,218
Exchange-Traded Fund	15,171,061	–	–	15,171,061
Money Market Fund	321,865	–	–	321,865
Total	$263,720,144	$–	$–	$263,720,144

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.